Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (90.7%)
Data Center REITs (9.5%)
	Equinix Inc.	637,502	539,333
	Digital Realty Trust Inc.	2,194,961	374,043
			913,376
Diversified REITs (2.0%)
	WP Carey Inc.	1,426,789	94,168
	Essential Properties Realty Trust Inc.	1,287,049	38,457
	Broadstone Net Lease Inc.	1,231,814	22,074
	Global Net Lease Inc.	1,308,315	9,969
	Alexander & Baldwin Inc.	473,992	7,570
	American Assets Trust Inc.	320,437	6,124
	CTO Realty Growth Inc.	215,134	3,588
	Gladstone Commercial Corp.	302,068	3,453
	Armada Hoffler Properties Inc.	523,283	3,422
	NexPoint Diversified Real Estate Trust	238,188	758
			189,583
Health Care REITs (15.0%)
	Welltower Inc.	4,261,888	771,572
	Ventas Inc.	2,941,551	217,057
	Healthpeak Properties Inc.	4,528,607	81,289
	Omega Healthcare Investors Inc.	1,886,040	79,270
	Alexandria Real Estate Equities Inc.	1,014,971	59,092
	CareTrust REIT Inc.	1,435,163	49,728
	American Healthcare REIT Inc.	1,039,708	47,120
	Healthcare Realty Trust Inc. Class A	2,175,330	38,547
	Sabra Health Care REIT Inc.	1,549,736	27,616
	National Health Investors Inc.	304,213	22,667
[1]	Medical Properties Trust Inc.	3,324,844	17,189
	LTC Properties Inc.	299,268	10,498
	Sila Realty Trust Inc.	359,418	8,518
	Diversified Healthcare Trust	1,098,263	4,679
	Universal Health Realty Income Trust	85,704	3,276
	Community Healthcare Trust Inc.	184,125	2,699
	Global Medical REIT Inc.	82,563	2,535
			1,443,352
Hotel & Resort REITs (1.9%)
	Host Hotels & Resorts Inc.	4,522,193	72,446
	Ryman Hospitality Properties Inc.	390,227	33,915
	Apple Hospitality REIT Inc.	1,472,026	16,472
	Sunstone Hotel Investors Inc.	1,230,644	10,891
	DiamondRock Hospitality Co.	1,344,198	10,512
	Park Hotels & Resorts Inc.	901,412	9,275
	Pebblebrook Hotel Trust	772,234	8,078
	Xenia Hotels & Resorts Inc.	645,543	7,940
	RLJ Lodging Trust	989,765	6,730
	Summit Hotel Properties Inc.	729,449	3,749
	Service Properties Trust	1,030,887	2,206
	Chatham Lodging Trust	302,142	1,934
			184,148
Industrial REITs (11.3%)
	Prologis Inc.	6,047,583	750,444
	Rexford Industrial Realty Inc.	1,542,052	63,718
	EastGroup Properties Inc.	342,143	59,714
	First Industrial Realty Trust Inc.	862,859	47,699
	STAG Industrial Inc.	1,216,121	46,541
	Terreno Realty Corp.	673,355	38,469
	Americold Realty Trust Inc.	1,762,184	22,714
	LXP Industrial Trust	1,930,295	18,318
	Lineage Inc.	446,493	17,592
	Innovative Industrial Properties Inc.	182,506	9,153
	Plymouth Industrial REIT Inc.	266,530	5,864

		Shares	Market Value ($000)
	One Liberty Properties Inc.	112,511	2,260
			1,082,486
Multi-Family Residential REITs (7.1%)
	AvalonBay Communities Inc.	927,907	161,382
	Equity Residential	2,352,607	139,839
	Essex Property Trust Inc.	419,697	105,667
	Mid-America Apartment Communities Inc.	620,894	79,617
	Camden Property Trust	696,377	69,276
	UDR Inc.	2,051,439	69,113
	Independence Realty Trust Inc.	1,522,897	24,260
	Elme Communities	574,494	9,450
	Veris Residential Inc.	547,516	7,862
	Centerspace	108,869	6,450
	Apartment Investment & Management Co. Class A	875,480	4,658
	NexPoint Residential Trust Inc.	139,652	4,283
	BRT Apartments Corp.	74,252	1,092
			682,949
Office REITs (3.1%)
	BXP Inc.	980,515	69,803
	Vornado Realty Trust	1,063,062	40,333
	Kilroy Realty Corp.	732,980	30,968
	Cousins Properties Inc.	1,095,493	28,406
	SL Green Realty Corp.	462,554	23,752
	COPT Defense Properties	736,584	20,750
	Highwoods Properties Inc.	702,376	20,109
	Douglas Emmett Inc.	1,090,579	14,112
	JBG SMITH Properties	476,076	9,279
*	Paramount Group Inc.	1,143,683	7,480
	Empire State Realty Trust Inc. Class A	926,154	6,844
	Piedmont Realty Trust Inc.	809,231	6,522
*	Hudson Pacific Properties Inc.	2,466,061	6,017
	Easterly Government Properties Inc. Class A	278,294	6,017
	Brandywine Realty Trust	1,124,072	3,856
	Peakstone Realty Trust	239,637	3,237
	NET Lease Office Properties	91,498	2,685
			300,170
Other Specialized REITs (6.7%)
	VICI Properties Inc. Class A	6,886,628	206,530
	Iron Mountain Inc.	1,922,929	197,966
	Gaming & Leisure Properties Inc.	1,791,204	79,995
	Lamar Advertising Co. Class A	573,398	67,999
[1]	Millrose Properties Inc.	803,527	25,882
	EPR Properties	495,441	24,287
	Outfront Media Inc.	924,724	16,358
	Four Corners Property Trust Inc.	654,204	15,465
	Safehold Inc.	303,183	4,375
	Farmland Partners Inc.	284,086	2,849
	Gladstone Land Corp.	224,816	2,037
			643,743
Retail REITs (13.5%)
	Simon Property Group Inc.	2,127,330	373,900
	Realty Income Corp.	5,885,285	341,229
	Kimco Realty Corp.	4,407,930	91,068
	Regency Centers Corp.	1,123,703	77,479
	Agree Realty Corp.	746,599	54,509
	Brixmor Property Group Inc.	1,993,881	52,160
	Federal Realty Investment Trust	534,238	51,388
	NNN REIT Inc.	1,225,493	49,583
	Kite Realty Group Trust	1,432,792	31,722
	Macerich Co.	1,645,488	28,220
	Phillips Edison & Co. Inc.	816,777	27,640
	Tanger Inc.	737,271	24,006
	Acadia Realty Trust	854,989	16,305
	Urban Edge Properties	818,784	15,745
	Curbline Properties Corp.	617,980	14,251
	InvenTrust Properties Corp.	505,158	13,841
	NETSTREIT Corp.	532,453	9,914
	Getty Realty Corp.	343,206	9,414

		Shares	Market Value ($000)
	Whitestone REIT	281,567	3,531
	Alexander's Inc.	14,949	3,303
	CBL & Associates Properties Inc.	100,712	2,978
	Saul Centers Inc.	86,493	2,561
	SITE Centers Corp.	306,964	2,250
			1,296,997
Self-Storage REITs (5.6%)
	Public Storage	1,028,980	286,633
	Extra Space Storage Inc.	1,383,130	184,703
	CubeSmart	1,486,224	55,986
	National Storage Affiliates Trust	473,052	13,761
			541,083
Single-Family Residential REITs (3.8%)
	Invitation Homes Inc.	3,795,564	106,845
	Sun Communities Inc.	831,921	105,321
	Equity LifeStyle Properties Inc.	1,183,671	72,263
	American Homes 4 Rent Class A	2,167,519	68,494
	UMH Properties Inc.	520,672	7,571
			360,494
Telecom Tower REITs (9.6%)
	American Tower Corp.	2,955,919	529,050
	Crown Castle Inc.	2,838,058	256,050
	SBA Communications Corp.	700,308	134,095
			919,195
Timber REITs (1.6%)
	Weyerhaeuser Co.	4,727,816	108,740
	Rayonier Inc.	964,039	21,276
	PotlatchDeltic Corp.	487,340	19,494
			149,510
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,469,910)			8,707,086
Real Estate Management & Development (8.8%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	246,507	13,997
*	Tejon Ranch Co.	131,043	2,073
	RMR Group Inc. Class A	102,971	1,593
			17,663
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	212,671	16,860
*	Forestar Group Inc.	132,138	3,437
			20,297
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	122,703	7,260
	Kennedy-Wilson Holdings Inc.	721,272	5,453
*	Seritage Growth Properties Class A	219,464	891
			13,604
Real Estate Services (8.3%)
*	CBRE Group Inc. Class A	1,943,109	296,188
*	CoStar Group Inc.	2,749,797	189,214
*	Jones Lang LaSalle Inc.	309,547	94,440
*	Zillow Group Inc. Class C	1,066,577	79,972
*,1	Opendoor Technologies Inc.	4,274,011	33,209
*	Cushman & Wakefield plc	1,507,874	23,674
*	Zillow Group Inc. Class A	330,803	23,662
*	Compass Inc. Class A	3,056,580	23,566
	Newmark Group Inc. Class A	944,729	16,844
*	Anywhere Real Estate Inc.	654,404	6,577
	eXp World Holdings Inc.	609,657	6,243
	Marcus & Millichap Inc.	164,687	4,810
			798,399
Total Real Estate Management & Development (Cost $682,251)			849,963

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $63,959)	4.141%	639,649	63,965
Total Investments (100.2%) (Cost $8,216,120)				9,621,014
Other Assets and Liabilities—Net (-0.2%)				(22,299)
Net Assets (100%)				9,598,715
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,558.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $25,003 was received for securities on loan, of which $23,353 is held in Vanguard Market Liquidity Fund and $1,650 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Tower Corp.	8/31/2026	BANA	18,161	(4.088)	—	(1,216)
Mid-America Apartment Communities Inc.	8/31/2026	BANA	19,842	(4.089)	—	(1,486)
Park Hotels & Resorts Inc.	1/30/2026	GSI	4,428	(4.122)	—	(320)
					—	(3,022)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,557,049	—	—	9,557,049
Temporary Cash Investments	63,965	—	—	63,965
Total	9,621,014	—	—	9,621,014

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(3,022)	—	(3,022)